Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 187,617	$ 136,219
Restricted cash	19,260	23,129
Accounts receivable, net of allowance of $19,563 (December 31, 2022 - $18,247) (note 2)	842,236	635,942
Income tax recoverable	8,809	20,894
Inventories, net (note 7)	246,192	242,341
Prepaid expenses and other current assets	56,888	50,347
Assets, Current	1,361,002	1,108,872
Other receivables	4,238	4,881
Other assets	28,428	31,972
Deferred income tax (note 15)	1,752	1,696
Fixed assets (note 8)	204,188	167,012
Operating lease right-of-use assets (note 5)	218,299	205,544
Intangible assets (note 9)	628,011	368,451
Goodwill (note 10)	1,179,825	886,086
Assets, Noncurrent	2,264,741	1,665,642
Assets	3,625,743	2,774,514
Current liabilities
Accounts payable	143,347	115,989
Accrued liabilities (note 7)	327,736	282,324
Income tax payable	1,470	2,787
Unearned revenues	178,587	125,542
Operating lease liabilities - current (note 5)	50,898	49,145
Long-term debt - current (note 11)	37,132	35,665
Contingent acquisition consideration - current (note 18)	31,604	25,537
Liabilities, Current	770,774	636,989
Long-term debt - non-current (note 11)	1,144,975	698,798
Operating lease liabilities - non-current (note 5)	183,923	168,557
Contingent acquisition consideration (note 18)	31,874	8,651
Unearned revenues	21,380	17,864
Other liabilities	62,684	51,663
Deferred income tax (note 15)	53,024	51,097
Liabilities, Noncurrent	1,497,860	996,630
Redeemable non-controlling interests (note 12)	332,963	233,429
Shareholders' equity	1,024,146	907,466
Liabilities and Equity	$ 3,625,743	$ 2,774,514